Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of deferred tax assets and liabilities [Line Items]
Net operating loss carryforwards	$ 6,796	$ 8,367
Amortization	590	328
Stock-based compensation	4	7
Allowance for doubtful accounts	100	99
Reserve for slow moving inventory	46	46
Tax credits	324	416
Expense accruals	855	908
Capitalized R&D	13
Deferred revenue	2,819	1,835
Total deferred tax asset	11,547	12,006
Valuation allowance	(3,663)	(4,543)	$ (10,769)
Net deferred tax assets	7,884	7,463
Deferred commissions	(701)	(464)
Goodwill	(2,221)	(1,962)
Depreciation	(7)	(30)
Total deferred tax liabilities	(2,929)	(2,456)
Total deferred tax assets (liabilities)	4,955	5,007
Non-current deferred tax assets	4,955	5,007
Non-current deferred tax liabilities